Expense Example	Nov. 01, 2026 USD ($)
Quantified Managed Income Fund | Quantified Managed Income Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 162
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,889
Quantified Managed Income Fund | Quantified Managed Income Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	2,524
Quantified Market Leaders Fund | Quantified Market Leaders Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
Quantified Market Leaders Fund | Quantified Market Leaders Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	225
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	2,554
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,159
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	1,335
Expense Example, with Redemption, 10 Years	2,846
Quantified STF Fund | Quantified STF Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,041
Quantified STF Fund | Quantified STF Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	727
Expense Example, with Redemption, 5 Years	1,245
Expense Example, with Redemption, 10 Years	2,666
Quantified Pattern Recognition Fund | Quantified Pattern Recognition Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,095
Quantified Pattern Recognition Fund | Quantified Pattern Recognition Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	241
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,716
Quantified Evolution Plus Fund | Quantified Evolution Plus Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,105
Quantified Evolution Plus Fund | Quantified Evolution Plus Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	1,275
Expense Example, with Redemption, 10 Years	2,726
Quantified Common Ground Fund | Quantified Common Ground Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,911
Quantified Common Ground Fund | Quantified Common Ground Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	224
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	2,544
Quantified Tactical Sectors Fund | Quantified Tactical Sectors Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,019
Quantified Tactical Sectors Fund | Quantified Tactical Sectors Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,646
Quantified Rising Dividend Tactical Fund | Quantified Rising Dividend Tactical Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	185
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	2,137
Quantified Rising Dividend Tactical Fund | Quantified Rising Dividend Tactical Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	755
Expense Example, with Redemption, 5 Years	1,219
Expense Example, with Redemption, 10 Years	2,756
Quantified Government Income Tactical Fund | Quantified Government Income Tactical Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
Quantified Government Income Tactical Fund | Quantified Government Income Tactical Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	748
Expense Example, with Redemption, 5 Years	1,280
Expense Example, with Redemption, 10 Years	2,736
Quantified Global Fund | Quantified Global Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,976
Quantified Global Fund | Quantified Global Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	230
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,605
Quantified Eckhardt Managed Futures Strategy Fund | Quantified Eckhardt Managed Futures Strategy Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,019
Quantified Eckhardt Managed Futures Strategy Fund | Quantified Eckhardt Managed Futures Strategy Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	$ 2,656